                                                                     Rule 497(e)
                                                      Registration Nos. 33-11371
                                                               File No. 811-4982


                             Heartland Group, Inc.

                     Taxable Short Duration Municipal Fund
                    Short Duration High-Yield Municipal Fund
                         High-Yield Municipal Bond Fund

                                    --------

                       Supplement Dated February 16, 2001
                        To Prospectus dated June 9, 2000
                         As Previously Supplemented by
                       Supplement Dated November 14, 2000


Until February 15, 2001, the Taxable Short Duration Municipal Fund, the Short Duration High-Yield Municipal Fund and High-Yield Municipal Bond Fund (the "High-Yield Funds") were managed by a team of investment professionals including Philip J. Fiskow, Derek J. Pawlak and Greg D. Winston. On February 15, 2001, Messrs. Pawlak and Winston began co-managing the Funds. Mr. Pawlak, co-manager of the Funds since September 28, 2000, joined Heartland Advisors as a credit analyst in February 1998 and is a Vice President. Prior to joining Heartland Advisors he had been an Assistant Vice President-Underwriting/Registration for B.C. Ziegler and Company, and a Vice President of its wholly owned subsidiary, Ziegler Mortgage Securities, Inc. Mr. Pawlak has been a credit analyst for more than ten years specializing in high yield securities for more than seven years. Mr. Winston, co-manager of the Funds since their inception, joined Heartland Advisors as a portfolio manager in 1996. He is a Chartered Financial Analyst
(CFA) and a Vice President of Heartland Advisors, and has managed municipal investments since 1995. Mr. Fiskow, who became co-manager of the Funds and Senior Vice President and Director of Fixed Income of Heartland Advisors on September 28, 2000, resigned from Heartland Advisors effective February 15, 2001.

The High-Yield Funds are closed to new sales. To meet continuing redemption requests, the High-Yield Funds have established and intend to maintain higher liquid reserves. Those reserves are invested primarily in higher quality, short-term municipal securities. The yields on these municipal securities typically are lower than the yields on the lower quality, less liquid municipal securities in which the High-Yield Funds historically have invested, although such securities also involve substantially less risk of default. In addition, due in part to the nature of the securities presently held by the High-Yield Funds, shareholders should expect greater fluctuation in the Funds' dividend rates then they have experienced historically.

                                                                     Rule 497(e)
                                                      Registration Nos. 33-11371
                                                               File No. 811-4982


                             Heartland Group, Inc.

                            Wisconsin Tax Free Fund

                                    --------

                       Supplement Dated February 16, 2001
                        To Prospectus dated June 9, 2000
                         As Previously Supplemented by
                       Supplement Dated November 14, 2000


Until February 15, 2001, the Wisconsin Tax Free Fund (the "Fund") was managed by a team of investment professionals including Philip J. Fiskow, Derek J. Pawlak and Greg D. Winston. On February 15, 2001, Messrs. Pawlak and Winston began co-managing the Fund. Mr. Pawlak, co-manager of the Fund since September 28, 2000, joined Heartland Advisors as a credit analyst in February 1998 and is a Vice President. Prior to joining Heartland Advisors he had been an Assistant Vice President-Underwriting/Registration for B.C. Ziegler and Company, and a Vice President of its wholly owned subsidiary, Ziegler Mortgage Securities, Inc. Mr. Pawlak has been a credit analyst for more than ten years specializing in high yield securities for more than seven years. Mr. Winston, co-manager of the Fund since June 2000, joined Heartland Advisors as a portfolio manager in 1996. He is a Chartered Financial Analyst (CFA) and a Vice President of Heartland Advisors, and has managed municipal investments since 1995. Mr. Fiskow, who became co-manager of the Fund and Senior Vice President and Director of Fixed Income of Heartland Advisors on September 28, 2000, resigned from Heartland Advisors effective February 15, 2001.